Restricted Investments - Disclosure of Environmental Trust Funds (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Restricted investments	R 5,263	R 5,083
Fixed deposits
Disclosure of financial assets [line items]
Restricted investments	3,056	3,091
Cash and cash equivalents
Disclosure of financial assets [line items]
Restricted investments	528	124
Equity-linked deposits
Disclosure of financial assets [line items]
Restricted investments	1,094	1,325
Government bonds
Disclosure of financial assets [line items]
Restricted investments	225	225
Equity investments
Disclosure of financial assets [line items]
Restricted investments	292	252
Collective investment scheme (unit trusts)
Disclosure of financial assets [line items]
Restricted investments	49	47
Total environmental trust funds
Disclosure of financial assets [line items]
Restricted investments	R 5,244	R 5,064	R 3,513